Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000029000 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029000 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000029000 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029000 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029000 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000029000 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029000 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029000 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029000 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029000 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029000 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000029000 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000029000 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000029000 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000029000 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029000 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000029000 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029000 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029000 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029000 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029000 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028997 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028997 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028997 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028997 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028997 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028997 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028997 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028997 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028997 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028997 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028997 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000028997 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000028997 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000028997 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028997 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028997 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028997 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028997 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028997 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028997 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028997 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028999 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028999 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028999 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028999 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028999 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028999 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028999 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028999 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028999 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028999 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028999 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000028999 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000028999 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000028999 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028999 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028999 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000028999 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028999 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028999 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028999 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028999 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000029003 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029003 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000029003 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029003 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029003 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000029003 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029003 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029003 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029003 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029003 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029003 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000029003 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000029003 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000029003 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000029003 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029003 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000029003 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029003 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029003 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029003 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029003 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)